INCOME TAX - Reconciliation of Deferred Tax Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Opening balance	$ 3,136	$ (519)	$ (200)
Tax (expense)/benefit during the period recognized in profit or loss	(12)	4,327	(730)
Tax benfit/(expense) during the period recognized in other comprehensive income	123	(259)	318
Exchange difference on translation foreign operations	(301)	(413)	93
Closing balance	$ 2,946	$ 3,136	$ (519)